--------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================









Dear Shareholder:



We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 1999.


The Fund had net assets of $182,616,236 and 516 active shareholders as of January 31, 1999.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                  Value             Standard
     Amount                                                                       Date        Yield     (Note 1)   Moody's  & Poor's
     ------                                                                       ----        -----      ------    -------    ------
Other Tax Exempt Investments (23.43%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Commonwealth of Puerto Rico TRAN                                 07/30/99      2.83%  $  5,015,728   MIG-1     SP-1+
    1,000,000  Connecticut State GO Bonds - Series A (c)                        03/15/99      3.13      1,002,337
    2,075,000  Connecticut State GO Bonds - Series B (c)                        03/15/99      3.56      2,075,920
    2,870,000  Meriden, CT BAN (c)
               MBIA Insured                                                     02/01/99      4.25      2,870,000
    2,640,000  Milford, CT BAN (c)                                              11/10/99      2.76      2,648,921
    3,000,000  New Haven, CT BAN                                                02/01/99      3.46      3,000,000   MIG-1
    2,910,000  Norwich, CT BAN (c)                                              11/04/99      2.74      2,914,698
    3,000,000  Regional School District #14
               (Towns of Bethlehem and Woodbury) (c)                            06/01/99      3.62      3,003,133
    7,000,000  South Central, CT Regional Water System                          07/28/99      3.53      7,013,922   MIG-1
    2,000,000  Stamford, CT BAN (c)                                             05/17/99      3.41      2,000,106
    1,400,000  Town of Fairfield, CT Sewer Assessment Note (c)                  06/04/99      3.59      1,400,132
    4,235,000  Town of Ledyard, CT BAN (c)                                      09/15/99      2.83      4,235,508
    3,000,000  Town of New Canaan, CT BAN (c)                                   03/09/99      3.41      3,000,828
    1,275,000  Town of New Canaan, CT BAN (c)                                   09/15/99      3.06      1,276,151
    1,325,000  Westport, CT GO Bonds (c)                                        09/15/99      3.28      1,336,598
-------------                                                                                        ------------
   42,730,000  Total Other Tax Exempt Investments                                                      42,793,982
-------------                                                                                        ------------
Other Variable Rate Demand Instruments (b) (58.22%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,300,000  Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997A
               LOC Kredietbank                                                  03/01/17      2.65%  $  3,300,000   VMIG-1
    1,000,000  Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997B
               LOC Royal Bank of Canada                                         03/01/17      2.65      1,000,000   VMIG-1
    5,600,000  Connecticut Development Authority PCRB
               (CT Light & Power Company Project) - Series 1996A
               AMBAC Insured                                                    05/01/31      2.30      5,600,000   VMIG-1    A1+
   11,200,000  Connecticut HEFA (Edgeville Life Center in Greenwich) - Series B
               LOC Banque Paribas                                               07/01/04      3.00     11,200,000   VMIG-1
    5,000,000  Connecticut HFA (Elm Haven) - Series A (c)
               LOC Fleet National Bank                                          12/01/17      2.90      5,000,000
    6,600,000  Connecticut HFA Housing Mortgage
               Finance Program Bonds - Series 1995G
               AMBAC Insured                                                    05/15/18      2.55      6,600,000   VMIG-1    A1+
    3,200,000  Connecticut HFA Housing Mortgage
               Finance Program Bonds - Series D-3
               AMBAC Insured                                                    11/15/28      2.70      3,200,000   VMIG-1    A1+
    6,750,000  Connnecticut Resources Recovery Authority
               (Ref-Fuel Company of South East Connecticut - Duke Capital)      11/15/15      2.90      6,750,000             A1

--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                  Value             Standard
     Amount                                                                       Date        Yield     (Note 1)   Moody's  & Poor's
     ------                                                                       ----        -----      ------    -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Connecticut State GO - Series 1987B                              05/15/14      2.20%  $  2,000,000   VMIG-1    A1+
    4,350,000  Connecticut State Development Authority (Independent Living)
               LOC Chase Manhattan Bank, N.A.                                   07/01/15      2.45      4,350,000   VMIG-1
    1,000,000  Connecticut State Development Authority IDRB (c)
               (Columbia Diamond Ring)
               LOC Fleet National Bank                                          09/01/08      3.35      1,000,000
    6,000,000  Connecticut State Development Authority IDRB
               (Gerber Scientific Incorporated)
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/14      2.85      6,000,000             A1+
      900,000  Connecticut State Development Authority IDRB
               (Vitta Corporation Project)
               LOC Barclays Bank PLC                                            08/01/09      3.35        900,000     P1      A1+
    3,000,000  Connecticut State Special Tax Obligation ROCS - Series 21
               MBIA Insured                                                     06/30/07      2.92      3,000,000             A1+
    3,000,000  Connecticut State Special Tax Obligation ROCS - Series 22 (c)
               FGIC Insured                                                     11/23/09      2.92      3,000,000
    9,245,000  Connecticut State Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank A.G.                                             12/01/10      2.65      9,245,000     P1      A1+
    1,855,000  Puerto Rico Ana Mendez University System
               (Industrial Tourist Educational, Medical & Environmental)
               LOC Banco Santander                                              10/01/21      2.20      1,855,000             A1+
    6,000,000  Puerto Rico Commonwealth GO
               (Puerto Rico Electric Power Authority)
               MBIA Insured                                                     07/01/23      2.67      6,000,000   VMIG-1
    1,660,000  Shelton, CT Housing Authority RB (c)
               LOC First Union National Bank                                    01/01/31      2.60      1,660,000
    3,000,000  Societe Generale #43
               (Puerto Rico Electric Power Authority) - Series AA
               MBIA Insured                                                     07/01/22      2.60      3,000,000             A1+
    4,950,000  State of Connecticut GO BTP-293                                  03/15/09      2.85      4,950,000   VMIG-1
    4,900,000  State of Connecticut HEFA (Bradley Health Care Issue) - Series B
               LOC Fleet National Bank                                          07/01/29      2.25      4,900,000   VMIG-1
    1,500,000  State of Connecticut HEFA (Charlotte Hungerford Hospital)
               LOC Bank of Boston                                               07/01/13      2.55      1,500,000   VMIG-1
    1,700,000  State of Connecticut HEFA
               (Hospital of Saint Raphael Issue) - Series K
               LOC Kredietbank                                                  07/01/22      2.70      1,700,000   VMIG-1
    1,210,000  State of Connecticut HEFA (Sharon Hospital Issue)
               LOC Bank of Boston                                               07/01/27      2.55      1,210,000   VMIG-1

--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                  Value             Standard
     Amount                                                                       Date        Yield     (Note 1)   Moody's  & Poor's
     ------                                                                       ----        -----      ------    -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  State of Connecticut HEFA (Yale University)                      07/01/29      2.25%  $  5,000,000   VMIG-1    A1+
    2,400,000  State of Connecticut HEFA - Series A
               LOC Credit Locale De France                                      07/01/24      2.70      2,400,000   VMIG-1
-------------                                                                                        ------------
  106,320,000  Total Other Variable Rate Demand Instruments                                           106,320,000
-------------                                                                                        ------------
Put Bonds (d) (8.76%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Connecticut HEFA (Yale New Haven Hospital) - Series E
               FGIC Insured                                                     06/01/99      3.70%  $  1,000,000   VMIG-1    A1+
    5,000,000  Connecticut State Special Assessment Unemployment
               Compensation Advance Fund RB - Series 1993C
               FGIC Insured                                                     07/01/99      3.60      5,000,000   VMIG-1    A1+
    3,280,000  Puerto Rico Industrial Medical & Environmental PCFA
               (Merk & Co.) (c)                                                 12/01/99      2.97      3,277,332
    6,710,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                           09/01/99      3.60      6,710,000   VMIG-1    A1+
-------------                                                                                        ------------
   15,990,000  Total Put Bonds                                                                         15,987,332
-------------                                                                                        ------------
Revenue Bonds (0.96%)
------------------------------------------------------------------------------------------------------------------------------------
   $  730,000  Connecticut State Development Authority RB
               (Life Care Facility-Seabury) (c)
               LOC Asset Guaranty                                               09/01/99      3.30%  $    730,000
    1,000,00   Connecticut State Special Tax Obligation RB
               Transportation Infrastructure - Series A (c)                     12/01/99      2.87      1,029,192
-------------                                                                                        ------------
    1,730,000  Total Revenue Bonds                                                                      1,759,192
-------------                                                                                        ------------
Tax Exempt Commercial Paper (13.40%)
------------------------------------------------------------------------------------------------------------------------------------
 $    895,000  Connecticut HFA Mortgage Project 1989 - Series D
               Federal Housing Authority/Veterans Association/Private Mortgages 02/09/99      3.00%  $    895,000   VMIG-1    A1+
    1,572,000  Puerto Rico Government Development Bank                          05/14/99      2.75      1,572,000             A1+
    5,000,000  State of Connecticut HEFA RB (Yale University)                   02/16/99      2.60      5,000,000   VMIG-1    A1+
    2,000,000  State of Connecticut HEFA RB (Yale University)                   05/03/99      2.75      2,000,000   VMIG-1    A1+
    3,000,000  State of Connecticut HEFA RB (Yale University)                   05/12/99      2.80      3,000,000   VMIG-1    A1+
    7,000,000  State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                02/04/99      2.90      7,000,000     P1      A1+
    3,000,000  State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                02/17/99      2.80      3,000,000     P1      A1+
    2,000,000  State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                02/18/99      2.75      2,000,000     P1      A1+
-------------                                                                                        ------------
   24,467,000  Total Tax Exempt Commercial Paper                                                       24,467,000
-------------                                                                                        ------------

--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                  Value             Standard
     Amount                                                                       Date        Yield     (Note 1)   Moody's  & Poor's
     ------                                                                       ----        -----      ------    -------    ------
Variable Rate Demand Instruments - Participations (b) (0.35%)
------------------------------------------------------------------------------------------------------------------------------------
 $    631,184  Connecticut State Development Authority IDRB (Nefco Holding)
               LOC Chase Manhattan Bank, N.A.                                   11/01/00      5.03%  $    631,184   P1        A1
-------------                                                                                        ------------
      631,184  Total Variable Rate Demand Instruments - Participations                                    631,184
-------------                                                                                        ------------
               Total Investments (105.12%) (Cost $191,958,690+)                                       191,958,690
               Liabilities in Excess of Cash and Other Assets (-5.12%)                               (  9,342,454)
                                                                                                     ------------
               Net Assets (100.00%)                                                                  $182,616,236
                                                                                                     ============
               Net Asset Value, offering and redemption per share:
               Class A Shares, 182,253,139 Shares Outstanding (Note 3)                               $       1.00
                                                                                                     ============
               Class B Shares,     388,759 Shares Outstanding (Note 3)                               $       1.00
                                                                                                     ============

                 +  Aggregate cost for federal income tax purposes is $191,958,144.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:
     AMBAC     =  American Municipal Bond Assurance Corporation      MBIA   =   Municipal Bond Insurance Association
     BAN       =  Bond Anticipation Note                             PCFA   =   Pollution Control Finance Authority
     FGIC      =  Financial Guaranteed Insurance Company             PCR    =   Pollution Control Revenue
     GO        =  General Obligation                                 PCRB   =   Pollution Control Revenue Bond
     HEFA      =  Health and Education Facilities Authority          RB     =   Revenue Bond
     HFA       =  Housing Finance Authority                          ROCS   =   Reset Options Certificates
     IDRB      =  Industrial Development Revenue Bond                TRAN   =   Tax and Revenue Anticipation Note
     LOC       =  Letter of Credit

--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 1999
================================================================================



INVESTMENT INCOME

 Income:
   Interest......................................................................     $         5,837,087
                                                                                      -------------------
 Expenses: (Note 2)
   Investment management fee.....................................................                 521,291
   Administration fee............................................................                 364,904
   Shareholder servicing fee.....................................................                 347,225
   Custodian expenses............................................................                  35,093
   Shareholder servicing and related shareholder expenses........................                 139,484
   Legal, compliance and filing fees.............................................                  32,111
   Audit and accounting..........................................................                  69,428
   Directors' fees...............................................................                  15,178
   Other.........................................................................                  10,141
                                                                                      -------------------
       Total expenses............................................................               1,534,855
                                                                                      -------------------
   Net investment income.........................................................               4,302,232

REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.........................................                     546
                                                                                      -------------------
 Increase in net assets from operations..........................................     $         4,302,778
                                                                                      ===================












--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 1999 AND 1998
================================================================================






                                                                               1999                        1998
                                                                        ----------------            -----------------
 INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................        $      4,302,232            $       3,747,683

     Net realized gain (loss) on investments....................                     546            (             993)
                                                                        ----------------            -----------------
 Increase (decrease) in net assets from operations...............              4,302,778                    3,746,690


 Dividends to shareholders from net investment income:
     Class A....................................................        (      4,298,462)*          (       3,746,628)*
     Class B....................................................        (          3,770)*          (           1,055)*
 Capital share transactions (Note 3):
     Class A....................................................              14,447,178                   31,174,646
     Class B....................................................                 384,423            (           2,491)
                                                                        ----------------            -----------------
     Total increase (decrease)..................................              14,832,147                   31,171,162
 Net assets:
     Beginning of year..........................................             167,784,089                  136,612,927
                                                                        ----------------            -----------------
     End of year................................................        $    182,616,236            $     167,784,089
                                                                        ================            =================

* Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $87,092 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

3. Capital Stock.

At January 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $182,623,588. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
 Class A                                             Ended                              Ended
 -------                                        January 31, 1999                   January 31, 1998
                                                ----------------                   ----------------
 Sold...................................            324,965,031                        294,231,065
 Issued on reinvestment of dividends....              4,392,198                          3,475,704
 Redeemed...............................         (  314,910,051)                    (  266,532,123)
                                                  -------------                      -------------
 Net increase (decrease)................             14,447,178                         31,174,646
                                                  =============                      =============
                                                     Year                               Year
 Class B                                             Ended                              Ended
 -------                                        January 31, 1999                   January 31, 1998
                                                ----------------                   ----------------
 Sold...................................                973,103                          1,915,696
 Issued on reinvestment of dividends....                  3,412                                531
 Redeemed...............................         (      592,092)                    (    1,918,718)
                                                  -------------                      -------------
 Net increase (decrease)................                384,423                     (        2,491)
                                                  =============                      =============

4. Sales of Securities.

Accumulated undistributed realized losses at January 31, 1999 amounted to $7,352. At January 31, 1999 the Fund had tax basis capital losses of $7,898 which may be carried forward to offset future capital gains. Such losses expire January 31, 2005 through January 31, 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 40% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights.
CLASS A                                                                    Year Ended January 31,
-------                                           ---------------------------------------------------------------------
                                                    1999           1998           1997           1996           1995
                                                  ---------      ---------      ---------      ---------      ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year............   $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                  ---------      ---------      ---------      ---------      ---------
 Income from investment operations:
     Net investment income.....................      0.025          0.027          0.026          0.030          0.023
 Less distributions:
     Dividends from net investment income......   (  0.025)      (  0.027)      (  0.026)      (  0.030)      (  0.023)
                                                  ---------      ---------      ---------      ---------      ---------
 Net asset value, end of year..................   $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                  =========      =========      =========      =========      =========
 Total Return..................................      2.52%          2.74%          2.59%          3.02%          2.29%
 Ratios/Supplemental Data
 Net assets, end of year (000).................   $ 182,227      $ 167,780      $ 136,606      $ 105,826      $  81,801
 Ratios to average net assets:
     Expenses..................................      0.88%          0.89%          0.91%          0.91%          0.88%
     Net investment income.....................      2.48%          2.70%          2.56%          2.96%          2.25%
     Administration fees waived................      --             --             --             3.02%          2.02%
     Expenses paid indirectly..................      --             --             0.02%          --             --

                                                             Year Ended                           October 10, 1996
CLASS B                                                      January 31,                    (Commencement of Offering) to
-------                                             -----------------------------                 January 31, 1997
                                                       1999                1998                   ----------------
                                                    ---------           ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........     $  1.00             $  1.00                       $  1.00
                                                    ---------           ---------                     ---------
 Income from investment operations:
     Net investment income.....................        0.027               0.029                         0.009
 Less distributions:
     Dividends from net investment income......     (  0.027)           (  0.029)                     (  0.009)
                                                    ---------           ---------                     ---------
 Net asset value, end of period................     $  1.00             $  1.00                       $  1.00
                                                    =========           =========                     =========
 Total Return..................................        2.72%               2.96%                         2.83%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...............     $    389            $      4                      $      7
 Ratios to average net assets:
     Expenses..................................        0.69%               0.67%                         0.70%*
     Net investment income.....................        2.50%               2.95%                         2.80%*
     Expenses paid indirectly..................        --                  --                            0.02%*

 *  Annualized

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================


The Board of Directors and Shareholders
Connecticut Daily Tax Free Income Fund, Inc.



We have audited the accompanying statement of net assets of Connecticut Daily Tax Free Income Fund, Inc. as of January 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. as of January 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                   \s\McGladrey & Pullen, LLP



New York, New York
February 26, 1999


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

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                                   CONNECTICUT
                                   DAILY
                                   TAX FREE
                                   INCOME
                                   FUND, INC.
















                                              Annual Report
                                            January 31, 1999



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






CONN199AN

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